Pay vs Performance Disclosure - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	¥ 804,013	¥ 1,039,573	¥ 1,957,581